Taxation - Schedule of Reconciliation of Income Tax (Expenses) Benefits (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PRC [Member]
Taxation - Schedule of Reconciliation of Income Tax (Expenses) Benefits (Parentheticals) (Details) [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%